Introduction, basis of presentation of the interim condensed consolidated financial statements and other information - Use of critical estimates (Details)	6 Months Ended
Jun. 30, 2022
Disclosure of other provisions [line items]
Increase in default rate, percentage	0.19%
Spain | Credit risk | Loans under Government Programs
Disclosure of other provisions [line items]
Percentage of grace period expired	87.00%